PROSHARES TRUST

ProShares Metaverse ETF

(the "Fund")

Supplement dated March 14, 2022

to the Fund's Summary Prospectus, Statutory Prospectus, and Statement of Additional

Information

(dated March 14, 2022, each as supplemented or amended)

* * * * *

The Fund is not yet available for sale. The Fund is scheduled to list and begin trading on the NYSE Arca on March 17, 2022.

For more information, please contact the Fund at 1-866-776-5125.

Please retain this supplement for future reference.